Annual Fund Operating Expenses	Dec. 31, 2025
First Eagle Global Fund | First Eagle Global Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.10%
First Eagle Global Fund | First Eagle Global Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.85%
First Eagle Global Fund | First Eagle Global Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.86%
First Eagle Global Fund | First Eagle Global Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.78%
First Eagle Overseas Fund | First Eagle Overseas Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.14%
First Eagle Overseas Fund | First Eagle Overseas Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.87%
First Eagle Overseas Fund | First Eagle Overseas Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.88%
First Eagle Overseas Fund | First Eagle Overseas Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.79%
First Eagle U.S. Fund | First Eagle U.S. Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.14%
First Eagle U.S. Fund | First Eagle U.S. Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.88%
First Eagle U.S. Fund | First Eagle U.S. Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.89%
First Eagle U.S. Fund | First Eagle U.S. Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.83%
First Eagle Gold Fund | First Eagle Gold Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.14%
First Eagle Gold Fund | First Eagle Gold Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.89%
First Eagle Gold Fund | First Eagle Gold Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.91%
First Eagle Gold Fund | First Eagle Gold Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.81%
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.12%
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.90%
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.91%
First Eagle Global Income Builder Fund | First Eagle Global Income Builder Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.84%
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.09%)	[1]
Net Expenses (as a percentage of Assets)	0.90%
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.69%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	1.65%
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.07%)	[1]
Net Expenses (as a percentage of Assets)	0.65%
First Eagle Rising Dividend Fund | First Eagle Rising Dividend Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.65%
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	1.24%
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[2]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	2.00%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	2.00%
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	1.00%
First Eagle Small Cap Opportunity Fund | First Eagle Small Cap Opportunity Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.93%
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[3]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.11%
Expenses (as a percentage of Assets)	2.11%
Fee Waiver or Reimbursement	(0.91%)	[3]
Net Expenses (as a percentage of Assets)	1.20%
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.00%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	(0.80%)	[3]
Net Expenses (as a percentage of Assets)	0.95%
First Eagle U.S. Smid Cap Opportunity Fund | First Eagle U.S. Smid Cap Opportunity Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.84%
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	(0.64%)	[3]
Net Expenses (as a percentage of Assets)	0.95%
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	4.05%
Expenses (as a percentage of Assets)	4.95%
Fee Waiver or Reimbursement	(3.85%)	[4]
Net Expenses (as a percentage of Assets)	1.10%
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.05%
Expenses (as a percentage of Assets)	4.70%
Fee Waiver or Reimbursement	(3.85%)	[4]
Net Expenses (as a percentage of Assets)	0.85%
First Eagle Global Real Assets Fund | First Eagle Global Real Assets Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	4.03%
Expenses (as a percentage of Assets)	4.68%
Fee Waiver or Reimbursement	(3.83%)	[4]
Net Expenses (as a percentage of Assets)	0.85%
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[5]
Distribution and Service (12b-1) Fees	0.25%
Remainder of Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.88%
Acquired Fund Fees and Expenses	0.79%	[6]
Expenses (as a percentage of Assets)	1.58%
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	1.00%
Remainder of Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.89%
Acquired Fund Fees and Expenses	0.79%
Expenses (as a percentage of Assets)	2.34%
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[5]
Distribution and Service (12b-1) Fees	0.00%
Remainder of Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.91%
Acquired Fund Fees and Expenses	0.79%	[6]
Expenses (as a percentage of Assets)	1.36%
First Eagle High Yield Municipal Fund | First Eagle High Yield Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[5]
Distribution and Service (12b-1) Fees	0.00%
Remainder of Other Expenses	0.04%
Other Expenses (as a percentage of Assets):	0.83%
Acquired Fund Fees and Expenses	0.79%	[6]
Expenses (as a percentage of Assets)	1.28%
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[7]
Distribution and Service (12b-1) Fees	0.25%
Remainder of Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.16%
Acquired Fund Fees and Expenses	0.07%	[8]
Expenses (as a percentage of Assets)	0.86%
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[7]
Distribution and Service (12b-1) Fees	1.00%
Remainder of Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.14%
Acquired Fund Fees and Expenses	0.07%	[8]
Expenses (as a percentage of Assets)	1.59%
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[7]
Distribution and Service (12b-1) Fees	0.00%
Remainder of Other Expenses	0.12%
Other Expenses (as a percentage of Assets):	0.19%
Acquired Fund Fees and Expenses	0.07%	[8]
Expenses (as a percentage of Assets)	0.64%
First Eagle Short Duration High Yield Municipal Fund | First Eagle Short Duration High Yield Municipal Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[7]
Distribution and Service (12b-1) Fees	0.00%
Remainder of Other Expenses	0.11%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.07%	[8]
Expenses (as a percentage of Assets)	0.63%
First Eagle Core Plus Municipal Fund | First Eagle Core Plus Municipal Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
First Eagle Core Plus Municipal Fund | First Eagle Core Plus Municipal Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[9]
Distribution and Service (12b-1) Fees	0.25%
Remainder of Other Expenses	0.41%
Other Expenses (as a percentage of Assets):	0.58%	[10]
Acquired Fund Fees and Expenses	0.17%	[11]
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.56%)	[9]
Net Expenses (as a percentage of Assets)	0.67%
First Eagle Core Plus Municipal Fund | First Eagle Core Plus Municipal Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[9]
Distribution and Service (12b-1) Fees	1.00%
Remainder of Other Expenses	0.41%
Other Expenses (as a percentage of Assets):	0.58%	[10]
Acquired Fund Fees and Expenses	0.17%	[11]
Expenses (as a percentage of Assets)	1.98%
Fee Waiver or Reimbursement	(0.56%)	[9]
Net Expenses (as a percentage of Assets)	1.42%
First Eagle Core Plus Municipal Fund | First Eagle Core Plus Municipal Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[9]
Distribution and Service (12b-1) Fees	0.00%
Remainder of Other Expenses	0.41%
Other Expenses (as a percentage of Assets):	0.58%	[10]
Acquired Fund Fees and Expenses	0.17%	[11]
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.56%)	[9]
Net Expenses (as a percentage of Assets)	0.42%
First Eagle Core Plus Municipal Fund | First Eagle Core Plus Municipal Fund | R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%	[9]
Distribution and Service (12b-1) Fees	0.00%
Remainder of Other Expenses	0.41%
Other Expenses (as a percentage of Assets):	0.58%	[10]
Acquired Fund Fees and Expenses	0.17%	[11]
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.56%)	[9]
Net Expenses (as a percentage of Assets)	0.42%

[1]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, C, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.90%, 1.65%, 0.65% and 0.65% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.90%, 1.65%, 0.65% and 0.65% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[2]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, C, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.25%, 2.00%, 1.00% and 1.00% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.25%, 2.00%, 1.00% and 1.00% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[3]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.20%, 0.95% and 0.95% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.20%, 0.95% and 0.95% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[4]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.10%, 0.85% and 0.85% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.10%, 0.85% and 0.85% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[5]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/ or reimburse certain fees and expenses of Classes A, C, I, and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.85%, 1.60%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60% and 0.60% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[6]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
[7]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.85%, 1.60%, 0.60% and 0.60% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Short Duration High Yield Municipal Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.85%, 1.60%, 0.60% and 0.60% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[8]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.
[9]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses of Classes A, C, I and R6 so that the total annual operating expenses (excluding interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, dividend and other expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.50%, 1.25%, 0.25% and 0.25% of average net assets, respectively. Each of these undertakings lasts until February 28, 2027 and may not be terminated during its term without the consent of the Board of Trustees. The Core Plus Municipal Fund has agreed that each of Classes A, C, I and R6 will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 0.50%, 1.25%, 0.25% and 0.25% of the class’ average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[10]	“Other Expenses” are based on estimated expenses for the current fiscal year; actual expenses may vary.
[11]	Includes interest expense and fees paid on Fund borrowings and/or interest and related expenses from inverse floaters.